Revenues - Geographic (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of geographical areas [line items]
Revenues	€ 3,884	€ 5,565
EMEA
Disclosure of geographical areas [line items]
Revenues	2,443	2,750
Germany
Disclosure of geographical areas [line items]
Revenues	1,092	1,351
France
Disclosure of geographical areas [line items]
Revenues	264	373
Great Britain
Disclosure of geographical areas [line items]
Revenues	328	450
Others-EMEA
Disclosure of geographical areas [line items]
Revenues	759	576
Asia Pacific
Disclosure of geographical areas [line items]
Revenues	405	831
China
Disclosure of geographical areas [line items]
Revenues	226	198
India
Disclosure of geographical areas [line items]
Revenues	33	243
Others-Asia Pacific
Disclosure of geographical areas [line items]
Revenues	146	390
Americas
Disclosure of geographical areas [line items]
Revenues	1,036	1,984
United States
Disclosure of geographical areas [line items]
Revenues	926	1,948
Others-Americas
Disclosure of geographical areas [line items]
Revenues	€ 110	€ 36